Debt (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Debt Disclosure [Abstract]
Components of Debt

USF’s debt consisted of the following (in thousands):

Debt Description	Maturity	Interest rate at October 1, 2016	October 1, 2016	January 2, 2016
ABL Facility	October 20, 2020	3.04%	$30,000	$—
2012 ABS Facility	September 30, 2018	1.76	680,000	586,000
Amended and Restated 2016 Term Loan (net of $13,825 of unamortized deferred financing costs)	June 27, 2023	4.00	2,180,675	—
Amended 2011 Term Loan (net of $9,848 of unamortized deferred financing costs)	—	—	—	2,037,652
2016 Senior Notes (net of $7,423 of unamortized deferred financing costs)	June 15, 2024	5.88	592,577	—
Old Senior Notes (net of $13,441 of unamortized deferred financing costs)	—	—	—	1,334,835
CMBS Fixed Facility (net of $1,473 of unamortized deferred financing costs)	—	—	—	470,918
Obligations under capital leases	2018 - 2025	2.36 - 6.18	315,325	270,406
Other debt	2018 - 2031	5.75 - 9.00	32,773	33,325

Total debt			3,831,350	4,733,136
Add unamortized premium			—	11,652
Current portion of long-term debt			(75,230)	(62,639)

Long-term debt			$3,756,120	$4,682,149

USF’s debt consisted of the following (in thousands):

	Contractual Maturity	Interest Rate at January 2, 2016	January 2, 2016	December 27, 2014
Debt Description
ABL Facility	December 31, 2018	—	$—	$—
2012 ABS Facility	September 30, 2018	1.40%	586,000	636,000
Amended 2011 Term Loan (net of $9,848 and $14,641 of unamortized deferred financing costs, respectively)(1)	March 31, 2019	4.5	2,037,652	2,059,110
Senior Notes (net of $13,441 and $17,439 of unamortized deferred financing costs, respectively)(1)	June 30, 2019	8.5	1,334,835	1,332,561
CMBS Fixed Facility (net of $1,473 and $2,497 of unamortized deferred financing costs, respectively)(1)	August 1, 2017	6.38	470,918	469,894
Obligations under capital leases	2018-2025	3.11-6.18	270,406	189,232
Other debt	2018-2031	5.75-9.00	33,325	11,795

Total debt			4,733,136	4,698,592
Add unamortized premium			11,652	14,982
Less current portion of long-term debt			(62,639)	(51,877)

Long-term debt			$4,682,149	$4,661,697

(1)	Prior year amounts have been reclassified to reflect the adoption of ASU 2015-03.

Principal Payments on Outstanding Debt

Principal payments to be made on outstanding debt as of January 2, 2016, were as follows (in thousands):

2016	$62,639
2017	546,585
2018	668,449
2019	3,374,499
2020	34,795
Thereafter	70,931

$4,757,898